BLUE CREATION Schedule of recognized identified assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Nov. 02, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 218,516	$ 154,114		$ 156,488
Blue Creation [Member]
Business Acquisition [Line Items]
Cash			$ 3,563
Accounts receivable			237
Other assets			111
Identifiable intangible assets			2,540
Goodwill			920
Total assets acquired			7,371
Accounts payable and accrued liabilities			392
Deferred income taxes			534
Fair value of net assets acquired			$ 6,445